Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following:

	March 31, 2025	June 30, 2024
	$	$
Trade payables	559,811	626,190
Accrued research and development expenses	105,797	242,066
Inventory related accruals	3,698	41,004
Employee compensation, benefits and related accruals	464,665	488,278
Accrued general and administrative expenses	275,744	256,473
Accounts payable and accrued liabilities	1,409,715	1,654,011

Accounts payable and accrued liabilities consist of the following:

	June 30, 2024	June 30, 2023
	$	$

Trade payables	626,190	544,179
Accrued research and development expenses	242,066	164,587
Inventory related accruals	41,004	-
Employee compensation, benefits and related accruals	488,278	542,305
Accrued general and administrative expenses	256,473	357,664
Accounts payable and accrued liabilities	1,654,011	1,608,735